Derivative Liabilities (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Derivative warrant liabilities			$ 0	$ 20,848
Derivative gains	$ 0	$ 18,757	$ 20,848	$ 16,486